Goodwill (details) - Total Intangibles - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Other Intangible Assets disclosure
Intangible assets not subject to amortization	$ 217	$ 217
Total other intangible assets, gross carrying amount	427	427
Total other intangible assets, accumulated amortization	159	148
Total other intangible assets, net	$ 268	$ 279